Debt including Capital Lease Obligations - Debt Maturities Table (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt maturities are as follows:
2015	$ 4,703,000
2016	204,677,000
2017	4,830,000
2018	3,800,000
2019	1,133,000
Later years	449,164,000
Cash payments for interest	47,000,000	47,000,000	36,000,000
Long-term Debt
Debt maturities are as follows:
2015	2,952,000
2016	203,067,000
2017	3,194,000
2018	2,203,000
2019	0
Later years	415,000,000
Capital Lease Obligations
Debt maturities are as follows:
2015	1,751,000
2016	1,610,000
2017	1,636,000
2018	1,597,000
2019	1,133,000
Later years	$ 34,164,000